Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-39825
Entity Registrant Name	INTELLIGENT BIO SOLUTIONS INC.
Entity Central Index Key	0001725430
Entity Tax Identification Number	82-1512711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	135 West 41st Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	790-5756
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false